Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.19%
Alabama–2.01%

Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	$4,200	$ 3,936,668

Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	15,000	14,945,377

Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	5,000	5,229,056

Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007; Cost $784,728)(c)(d)	5.50%	01/01/2043	900	571,500

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	21,000	21,656,416

Southeast Alabama Gas Supply District (The) (No. 1); Series 2018 A, RB(a)	4.00%	04/01/2024	5,370	5,364,222

Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,445	5,790,026

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	5,000	4,151,804

				61,645,069

Alaska–0.32%

Alaska (State of) Municipal Bond Bank Authority; Series 2017 A, RB(f)	5.50%	10/01/2042	9,000	9,709,893

Arizona–1.57%

Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(e)	5.25%	07/01/2047	4,500	4,306,389

Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(e)	5.50%	07/01/2036	5,840	5,938,208

Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.75%	07/15/2048	3,150	3,173,253

Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2045	2,500	2,272,469
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);

Series 2017, Ref. RB	5.00%	11/15/2031	2,440	2,319,807

Series 2017, Ref. RB	5.00%	11/15/2036	2,200	1,999,787

Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB(e)	5.00%	07/01/2036	2,500	2,492,579

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(e)	6.50%	07/01/2034	1,095	1,126,147
Phoenix Civic Improvement Corp.;

Series 2019 A, RB	4.00%	07/01/2045	4,235	3,794,522

Series 2019, RB	5.00%	07/01/2049	11,425	11,858,603

Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.00%	05/01/2034	1,000	1,023,897

Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.25%	07/01/2048	5,000	4,518,527
Verrado Community Facilities District No. 1;

Series 2013 A, Ref. GO Bonds(e)	6.00%	07/15/2027	2,000	2,008,642

Series 2013 B, GO Bonds(e)	5.70%	07/15/2029	775	776,625

Series 2013 B, GO Bonds(e)	6.00%	07/15/2033	710	711,096

				48,320,551

Arkansas–0.43%

Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,750	2,746,200

Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)(e)	5.45%	09/01/2052	5,000	4,970,383

Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	5,530	5,607,635

				13,324,218

California–10.66%
Bay Area Toll Authority (San Francisco Bay Area);

Series 2017 F-1, RB(a)(f)(g)(h)	5.00%	04/01/2027	12,000	13,215,071

Series 2019 S-8, Ref. RB(a)(g)	5.00%	10/01/2029	5,000	5,773,669

Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(i)	0.00%	08/01/2031	40	29,789

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of);

Series 2020, GO Bonds	3.00%	03/01/2046	$4,400	$ 3,502,615

Series 2020, GO Bonds	3.00%	03/01/2050	2,500	1,915,392

Series 2020, Ref. GO Bonds	4.00%	03/01/2040	5,000	5,095,533

Series 2021, Ref. GO Bonds	5.00%	10/01/2041	2,500	2,783,624

Series 2022, GO Bonds	4.00%	04/01/2049	2,190	2,201,467

California (State of) Community Choice Financing Authority (Green Bonds); Series 2021 B-1, RB(a)	4.00%	08/01/2031	13,780	13,605,071

California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB(f)	5.00%	05/01/2049	15,000	17,731,574

California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	3,000	3,085,240
California (State of) Housing Finance Agency;

Series 2019 A-1, RB	4.25%	01/15/2035	3,568	3,466,060

Series 2019 A-2, RB	4.00%	03/20/2033	2,861	2,778,914

Series 2021 A, RB	3.25%	08/20/2036	4,925	4,256,014

California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	275	275,337

California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2043	12,550	12,693,788
California (State of) Pollution Control Finance Authority;

Series 2012, RB(b)(e)	5.00%	07/01/2030	3,160	3,160,899

Series 2012, RB(b)(e)	5.00%	07/01/2037	6,955	6,820,707

California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(e)	5.00%	11/21/2045	5,250	4,839,220

California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	2,500	2,582,730

California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	2,000	2,000,535

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(e)	5.00%	06/01/2046	3,000	2,762,688
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);

Series 2016 A, RB(e)	5.00%	12/01/2041	6,475	6,476,511

Series 2016 A, RB(e)	5.25%	12/01/2056	6,150	6,125,329

California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, RB (INS - AGM)(j)	5.25%	10/01/2024	115	115,266

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 C, RB(e)(i)	0.00%	06/01/2055	45,000	2,421,131
California (State of) Tobacco Securitization Agency (Los Angeles County Securitization Corp.);

Series 2020 A, Ref. RB	4.00%	06/01/2049	1,500	1,292,982

Series 2020 B-1, Ref. RB	5.00%	06/01/2049	510	510,188

Series 2020 B-2, Ref. RB(i)	0.00%	06/01/2055	10,000	1,822,083

California (State of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(i)	0.00%	06/01/2046	20,000	4,829,320

Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(i)(j)	0.00%	08/01/2029	1,585	1,262,988

Clovis Unified School District (Election of 2012); Series 2015 D, GO Bonds(a)(g)(i)	0.00%	08/01/2025	3,270	2,107,885

Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2039	1,000	471,196
El Segundo Unified School District (Election of 2008);

Series 2009 A, GO Bonds(i)	0.00%	08/01/2032	5,030	3,572,583

Series 2009 A, GO Bonds(i)	0.00%	08/01/2033	4,185	2,842,197

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2066	30,000	3,229,875

Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS - AGM)(j)	5.00%	08/01/2026	2,000	2,163,458

Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2034	1,500	964,966

Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(i)	0.00%	06/01/2036	25,000	10,373,512

Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	305	305,777
Los Angeles (City of), CA Department of Airports (Green Bonds);

Series 2022 G, RB(b)	5.50%	05/15/2038	1,000	1,115,087

Series 2022 G, RB(b)	5.50%	05/15/2039	10,000	11,109,342

Series 2022 G, RB(b)	5.50%	05/15/2040	5,000	5,523,883

Series 2022 G, RB(b)	5.25%	05/15/2047	4,500	4,798,168
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);

Series 2018 A, RB(b)	5.00%	05/15/2044	5,515	5,668,390

Series 2018 A, RB(b)(f)(h)	5.25%	05/15/2048	12,000	12,450,582

Los Angeles Unified School District; Series 2022, GO Bonds	5.25%	07/01/2047	5,000	5,638,802

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(i)(j)	0.00%	08/01/2035	$3,260	$ 1,958,908

Morongo Band of Mission Indians (The); Series 2018 A, RB(e)	5.00%	10/01/2042	4,800	4,814,351

Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	6,965	6,285,766
Patterson Joint Unified School District (Election of 2008);

Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2037	1,170	644,065

Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2038	4,770	2,491,189

Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2039	5,010	2,484,912

Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2040	5,260	2,446,755

Series 2009 B, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2041	5,520	2,462,250

Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds(i)	0.00%	08/01/2035	1,500	919,424

Riverside (County of), CA Transportation Commission; Series 2013 A, RB(a)(g)	5.75%	06/01/2023	2,500	2,541,597
San Diego (County of), CA Regional Airport Authority;

Series 2021 A, RB (INS - AGM)(j)	5.00%	07/01/2051	3,035	3,172,807

Series 2021 B, RB(b)	5.00%	07/01/2046	15,000	15,401,658
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);

Series 2017 A, RB(b)	5.25%	05/01/2042	12,500	12,921,937

Series 2019 E, RB(b)	5.00%	05/01/2050	15,000	15,283,756

San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	5,000	5,083,850

San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds(k)	6.63%	08/01/2042	4,915	4,858,808

Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.38%	09/01/2029	2,430	2,465,550
Silicon Valley Tobacco Securitization Authority (Santa Clara);

Series 2007 A, RB(i)	0.00%	06/01/2036	22,000	10,407,408

Series 2007 A, RB(i)	0.00%	06/01/2041	5,000	1,720,946

Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	4,825	4,870,355

Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(i)	0.00%	08/01/2026	1,250	1,119,433

Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2049	1,200	1,220,512

West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(i)(j)	0.00%	08/01/2027	7,865	6,798,426

Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(i)(j)	0.00%	08/01/2024	3,570	3,402,742

				327,544,843

Colorado–4.78%

Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	921,726

Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(e)	5.00%	12/01/2049	1,600	1,449,838

Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(e)	5.00%	12/01/2037	3,000	2,853,266

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	5,000	5,169,390

Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB(f)(h)	5.00%	08/01/2044	15,770	15,983,024
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));

Series 2013, RB(a)(g)	5.63%	06/01/2023	2,500	2,535,326

Series 2017, Ref. RB(a)(g)	5.00%	06/01/2027	3,500	3,806,594

Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	6,220	6,227,146
Denver (City & County of), CO;

Series 2018 A, RB(b)(f)	5.25%	12/01/2043	15,000	15,639,285

Series 2018 A, Ref. RB(b)	5.00%	12/01/2048	15,800	16,032,014

Series 2021 A, RB	4.00%	08/01/2051	9,000	8,766,223

Series 2022 A, RB(b)	5.50%	11/15/2042	7,500	8,159,457

Series 2022 A, RB(b)	5.50%	11/15/2053	6,755	7,205,109

Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	5,000	4,964,134

Denver (City & County of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2035	2,500	2,518,275
Denver (City & County of), CO Health & Hospital Authority;

Series 2019 A, Ref. RB	4.00%	12/01/2039	1,000	881,667

Series 2019 A, Ref. RB	4.00%	12/01/2040	1,000	874,824

Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	3,000	2,803,292

Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	31,840	38,340,424

Sterling Ranch Community Authority Board; Series 2020 A, Ref. RB	4.25%	12/01/2050	2,250	1,744,299

				146,875,313

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–0.83%
Connecticut (State of);

Series 2019 A, GO Bonds	5.00%	04/15/2034	$2,000	$ 2,193,078

Series 2019 A, GO Bonds	5.00%	04/15/2036	2,600	2,825,976

Series 2019 A, GO Bonds	5.00%	04/15/2039	1,600	1,721,471

Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.); Series 2016 A, RB(e)	5.00%	09/01/2046	3,990	3,614,215
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);

Series 2014 A, RB	5.00%	08/01/2035	1,000	1,004,525

Series 2014 A, RB	5.00%	08/01/2044	5,000	5,001,239

Connecticut (State of) Health & Educational Facilities Authority (The Griffin Hospital); Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2044	3,850	3,578,978

Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2040	6,190	5,413,846

				25,353,328

District of Columbia–2.14%
District of Columbia;

Series 2006 B-1, RB (INS - NATL)(j)	5.00%	02/01/2031	945	946,438

Series 2020 A, RB	4.00%	03/01/2045	6,665	6,664,830
District of Columbia (Georgetown University);

Series 2017, Ref. RB(a)(g)	5.00%	04/01/2027	1,180	1,289,844

Series 2017, Ref. RB(a)(g)	5.00%	04/01/2027	7,125	7,788,252

District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	1,878,016

District of Columbia Tobacco Settlement Financing Corp.; Series 2006 A, RB(i)	0.00%	06/15/2046	25,000	5,459,782

Metropolitan Washington Airports Authority; Series 2016 A, Ref. RB(b)	5.00%	10/01/2034	5,295	5,491,283
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);

Series 2010 A, RB (INS - AGM)(i)(j)	0.00%	10/01/2037	17,565	8,538,487

Series 2019 B, Ref. RB	4.00%	10/01/2049	26,045	22,704,210

Washington Metropolitan Area Transit Authority; Series 2020 A, RB	4.00%	07/15/2045	5,000	4,840,648

				65,601,790

Florida–7.59%
Broward (County of), FL;

Series 2019 A, RB	4.00%	10/01/2042	6,540	6,578,906

Series 2019 A, RB(b)	4.00%	10/01/2049	5,530	4,981,601

Series 2019 B, RB(b)	4.00%	09/01/2044	5,000	4,476,000

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	15,000	13,636,434

Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2050	2,000	1,802,570

Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2046	2,500	1,974,835
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);

Series 2014 A, RB (Acquired 12/16/2013; Cost $1,000,000)(c)(d)(e)	7.25%	05/15/2026	1,000	640,000

Series 2014 A, RB (Acquired 12/16/2013; Cost $2,442,456)(c)(d)(e)	7.75%	05/15/2035	2,500	1,600,000
Davie (Town of), FL (Nova Southeastern University);

Series 2013 A, RB(a)(g)	6.00%	04/01/2023	3,250	3,287,666

Series 2018, Ref. RB	5.00%	04/01/2048	10,605	10,880,470

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	5,000	5,000,678

Florida Development Finance Corp.; Series 2022 A, Ref. RB(a)(b)(e)	7.25%	10/03/2023	5,000	4,969,064

Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(b)(e)	7.38%	01/01/2049	15,500	13,821,694
Florida Development Finance Corp. (Renaissance Charter School, Inc.);

Series 2015, RB(e)	6.00%	06/15/2035	2,935	2,967,148

Series 2020 C, Ref. RB(e)	5.00%	09/15/2050	2,200	1,896,129

Greater Orlando Aviation Authority; Series 2019 A, RB(b)	4.00%	10/01/2044	10,000	9,256,574

Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/26/2018; Cost $5,886,968)(d)	6.00%	04/01/2038	6,000	2,256,000

Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(b)(f)	5.00%	10/01/2048	15,000	15,290,562
Lake (County of), FL (Lakeside at Waterman Village);

Series 2020 A, Ref. RB	5.50%	08/15/2030	4,025	3,916,401

Series 2020 A, Ref. RB	5.50%	08/15/2040	4,000	3,586,381

Series 2020 A, Ref. RB	5.75%	08/15/2050	3,000	2,622,490

Series 2020 A, Ref. RB	5.75%	08/15/2055	1,500	1,283,851

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)

Lee Memorial Health System; Series 2019 A-1, Ref. RB	5.00%	04/01/2044	$4,225	$ 4,291,146
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center);

Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,016,268

Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,028,564
Miami-Dade (County of), FL;

Series 2017 B, Ref. RB(b)	5.00%	10/01/2040	6,000	6,120,689

Series 2019 B, RB (INS - BAM)(j)	4.00%	10/01/2049	15,000	14,427,936

Series 2021, RB (INS - BAM)(j)	4.00%	10/01/2051	5,000	4,818,843

Subseries 2021 A-1, Ref. RB (INS - AGM)(b)(j)	4.00%	10/01/2045	28,000	25,615,355

Subseries 2021 A-2, Ref. RB (INS - AGM)(j)	4.00%	10/01/2049	8,000	7,193,102

Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGM)(j)	5.00%	07/01/2035	3,350	3,364,206

Miami-Dade (County of), FL Transit System; Series 2020 A, RB	4.00%	07/01/2050	5,000	4,644,585

Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2019 A, RB	5.00%	10/01/2047	10,000	10,184,857

Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,080	2,083,434

Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	1,944,121
Putnam (County of), FL Development Authority (Seminole Electric Cooperative);

Series 2018 A, Ref. RB	5.00%	03/15/2042	12,125	12,977,987

Series 2018 B, Ref. PCR	5.00%	03/15/2042	4,920	5,266,119

Reunion East Community Development District; Series 2005, RB(c)(l)	5.80%	05/01/2036	197	2

Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,500	4,519,174
Tampa (City of), FL;

Series 2020 A, RB(i)	0.00%	09/01/2040	1,000	437,690

Series 2020 A, RB(i)	0.00%	09/01/2041	1,000	413,036

Series 2020 A, RB(i)	0.00%	09/01/2042	1,025	403,341

Series 2020 A, RB(i)	0.00%	09/01/2045	1,950	664,425

Series 2020 A, RB(i)	0.00%	09/01/2049	2,600	721,554

Series 2020 A, RB(i)	0.00%	09/01/2053	2,600	587,670

Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB (INS - NATL)(j)	6.00%	10/01/2029	3,000	3,600,761

				233,050,319

Georgia–1.23%

George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	4.00%	01/01/2054	3,000	2,441,858

Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2019, RB	5.00%	01/01/2048	9,595	9,624,240

Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	7,750	7,765,993
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);

Series 2017 A, RB(e)	5.88%	06/15/2047	1,680	1,682,266

Series 2017 A, RB(e)	6.00%	06/15/2052	1,530	1,535,726

Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2043	3,000	3,019,172

Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(e)	5.00%	11/01/2037	5,250	5,094,055

Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(b)(e)	4.00%	01/01/2038	7,210	6,530,805

				37,694,115

Guam–0.07%

Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	2,000	2,009,349

Hawaii–0.31%

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. RB(b)	3.25%	01/01/2025	4,500	4,449,908

Hawaii (State of) Department of Transportation (Airports Division); Series 2015 A, RB(b)	5.00%	07/01/2045	5,030	5,032,245

				9,482,153

Illinois–8.70%

Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	440	440,229

Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	514	497,667

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL;

Series 2002 B, GO Bonds	5.50%	01/01/2032	$3,300	$ 3,334,250

Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	1,500	1,512,769

Series 2008 C, Ref. RB	5.00%	01/01/2039	5,000	5,023,063

Series 2014, RB	5.00%	11/01/2044	1,905	1,907,672

Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,479,514

Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,017,026

Series 2017 A, RB (INS - AGM)(j)	5.25%	01/01/2042	2,000	2,055,331

Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	8,500	8,838,373

Series 2019 A, GO Bonds	5.50%	01/01/2049	8,000	8,115,046

Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(e)	7.00%	01/15/2029	2,493	2,493,623

Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	1,215	1,215,722

Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(l)	7.46%	02/15/2026	310	285,890
Chicago (City of), IL (O’Hare International Airport);

Series 2016 C, Ref. RB	5.00%	01/01/2037	2,500	2,581,023

Series 2017 D, RB	5.25%	01/01/2036	4,600	4,869,172

Series 2017 D, RB(b)	5.00%	01/01/2042	6,500	6,595,671

Series 2022 A, RB(b)(f)(h)	5.25%	01/01/2053	15,000	15,451,656
Chicago (City of), IL Board of Education;

Series 2017 H, GO Bonds	5.00%	12/01/2036	5,750	5,664,879

Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	3,000	3,027,750

Series 2018 D, GO Bonds	5.00%	12/01/2046	3,000	2,823,092

Series 2022 A, GO Bonds	5.00%	12/01/2047	4,300	4,016,034
Chicago (City of), IL Metropolitan Water Reclamation District;

Series 2007 B, Ref. GO Bonds	5.25%	12/01/2034	5,000	6,023,185

Series 2015 C, GO Bonds(f)	5.00%	12/01/2027	6,805	7,108,886

Series 2015 C, GO Bonds(f)	5.00%	12/01/2028	4,000	4,162,771
Chicago (City of), IL Midway International Airport;

Series 2013 A, Ref. RB(b)	5.50%	01/01/2032	5,000	5,005,491

Series 2014 A, Ref. RB(b)	5.00%	01/01/2041	10,225	10,237,071

Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	8,195	8,317,782

Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	552	488,646
Illinois (State of);

Series 2013, GO Bonds	5.25%	07/01/2031	4,000	4,026,365

Series 2014, GO Bonds	5.25%	02/01/2033	2,650	2,682,492

Series 2014, GO Bonds	5.00%	05/01/2039	4,710	4,731,480

Series 2017 C, GO Bonds	5.00%	11/01/2029	5,000	5,212,807

Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	11,210,623

Series 2018 A, GO Bonds	5.00%	05/01/2030	2,775	2,903,095

Series 2020 B, GO Bonds	4.00%	10/01/2034	2,900	2,754,919

Series 2020, GO Bonds	5.50%	05/01/2039	6,250	6,597,374

Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,192,039

Illinois (State of) Finance Authority; Series 2016 C, Ref. RB	5.00%	02/15/2041	10,000	10,288,136
Illinois (State of) Finance Authority (Centegra Health System);

Series 2014 A, RB(a)(g)	5.00%	09/01/2024	1,865	1,938,683

Series 2014 A, RB(a)(g)	5.00%	09/01/2024	1,290	1,340,966

Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	1,270	1,271,084
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);

Series 2019 A, Ref. RB	5.00%	11/01/2035	3,430	3,098,818

Series 2019 A, Ref. RB	5.00%	11/01/2040	2,245	1,938,445

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	783	565,976

Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(a)(g)	6.75%	08/15/2023	2,000	2,050,878
Illinois (State of) Finance Authority (Plymouth Place);

Series 2015, Ref. RB(a)(g)	5.00%	05/15/2025	1,050	1,105,681

Series 2015, Ref. RB(a)(g)	5.25%	05/15/2025	2,355	2,493,755

Illinois (State of) Finance Authority (Rosalind Franklin University Research Building); Series 2017, RB	5.00%	08/01/2049	2,450	2,480,268

Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,039,039

Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	6,811,741

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)

Illinois (State of) Finance Authority (The University of Chicago); Series 2015 A, RB(f)	5.00%	10/01/2040	$10,000	$ 10,452,824

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2020, Ref. RB	4.00%	06/15/2050	6,645	5,696,144
Illinois (State of) Sports Facilities Authority;

Series 2014, Ref. RB (INS - AGM)(j)	5.25%	06/15/2031	2,630	2,697,833

Series 2014, Ref. RB (INS - AGM)(j)	5.25%	06/15/2032	2,395	2,455,327
Illinois (State of) Toll Highway Authority;

Series 2013 A, RB(f)	5.00%	01/01/2038	8,000	8,008,969

Series 2015 A, RB(f)	5.00%	01/01/2040	14,190	14,576,161

Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(c)(l)	5.80%	03/01/2037	1,500	165,000

Railsplitter Tobacco Settlement Authority; Series 2017, RB	5.00%	06/01/2026	8,000	8,514,119

Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2043	5,000	5,229,046

				267,119,371

Indiana–0.88%

Indiana (State of) Finance Authority (CWA Authority) (Green Bonds); Series 2016 A, RB (INS - NATL)(j)	5.00%	10/01/2046	15,000	15,706,717

Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2041	4,555	4,651,375

Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,825	1,777,004
Northern Indiana Commuter Transportation District;

Series 2016, RB	5.00%	07/01/2035	1,700	1,788,504

Series 2016, RB	5.00%	07/01/2041	1,500	1,560,637

Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(b)	6.75%	01/01/2034	1,500	1,539,607

				27,023,844

Iowa–0.69%

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)	5.00%	12/01/2042	10,215	9,876,574

Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043	4,760	4,157,665
Iowa (State of) Tobacco Settlement Authority;

Series 2021 A-2, Ref. RB	4.00%	06/01/2036	1,000	939,271

Series 2021 A-2, Ref. RB	4.00%	06/01/2049	1,800	1,518,606

Series 2021 B-1, Ref. RB	4.00%	06/01/2049	2,765	2,749,781

Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2065	17,350	1,902,155

				21,144,052

Kansas–0.29%

Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB(a)(g)	5.25%	07/01/2023	2,000	2,031,308

Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,455,764

Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB (Acquired 06/24/2016-05/30/2019; Cost $7,090,432)(d)	5.38%	12/01/2046	6,960	2,784,000

Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,505,422

Wyandotte (County of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,180	1,207,705

				8,984,199

Kentucky–2.69%
Ashland (City of), KY (King’s Daughters Medical Center);

Series 2019, Ref. RB	4.00%	02/01/2035	465	441,690

Series 2019, Ref. RB	4.00%	02/01/2036	380	352,953

Series 2019, Ref. RB	4.00%	02/01/2037	375	344,619

Series 2019, Ref. RB	4.00%	02/01/2038	375	342,638
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);

Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,083,033

Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,092,454

Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	5,000	5,050,112

Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(j)	5.00%	12/01/2045	15,300	15,543,406

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)

Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);

Series 2015 A, RB	5.00%	07/01/2037	$1,700	$ 1,713,427

Series 2015 A, RB	5.00%	07/01/2040	12,705	12,744,544

Series 2015 A, RB	5.00%	01/01/2045	4,175	4,141,944

Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	8,985,856

Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	13,555	12,852,233

Kentucky (Commonwealth of) Public Energy Authority; Series 2020 A, RB(a)	4.00%	06/01/2026	6,000	5,958,508

Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.75%	10/01/2042	5,870	5,963,766

				82,611,183

Louisiana–1.65%

Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(j)	4.00%	12/01/2038	6,000	6,027,007

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(a)(g)	5.50%	05/15/2026	1,010	1,099,968

Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC-Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	12,400	12,529,142

New Orleans (City of), LA;

Series 2014, Ref. RB(a)(g)	5.00%	06/01/2024	605	625,664

Series 2015, RB(a)(g)	5.00%	12/01/2025	3,000	3,196,188

Series 2015, RB(a)(g)	5.00%	12/01/2025	5,500	5,859,677

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(j)	5.00%	10/01/2048	5,000	5,197,860
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);

Series 2017, Ref. RB(a)	2.13%	07/01/2024	4,000	3,870,729

Subseries 2017 A-3, Ref. RB(a)	2.20%	07/01/2026	4,000	3,677,611

Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	8,500	8,631,769

				50,715,615

Maine–0.19%

Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB(a)(g)	5.00%	07/01/2023	5,700	5,777,762

Maryland–1.36%

Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2039	7,100	6,551,431

Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,651,021
Baltimore (County of), MD (Oak Crest Village, Inc.);

Series 2020, Ref. RB	4.00%	01/01/2045	1,750	1,556,319

Series 2020, Ref. RB	4.00%	01/01/2050	2,500	2,156,210
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);

Series 2017 A, RB(e)	5.13%	07/01/2037	1,265	1,201,971

Series 2017 A, RB(e)	5.25%	07/01/2047	4,295	3,909,055

Series 2017 A, RB(e)	5.38%	07/01/2052	1,530	1,398,273

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,057,203

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2042	5,000	5,140,514

Maryland (State of) Health & Higher Educational Facilities Authority (UPMC); Series 2020 B, RB	4.00%	04/15/2050	2,500	2,239,826

Montgomery (County of), MD; Series 2017 E, VRD GO Bonds(m)	1.40%	11/01/2037	2,400	2,400,000
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.);

Series 2017, Ref. RB	5.25%	04/01/2037	2,000	1,846,127

Series 2017, Ref. RB	5.25%	04/01/2047	4,035	3,488,379

Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	3,500	3,122,348

				41,718,677

Massachusetts–1.51%

Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2016 A, Ref. RB(i)	0.00%	07/01/2031	13,000	9,533,436

Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	5.00%	07/01/2044	4,000	4,006,082

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup);

Series 2016 I, Ref. RB	5.00%	07/01/2036	$3,000	$ 3,118,560

Series 2016 I, Ref. RB	5.00%	07/01/2038	2,045	2,118,026

Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,199,440

Series 2018 J-2, RB	5.00%	07/01/2048	5,000	5,088,400

Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	5,000	5,042,306

Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,007,846
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital);

Series 2017, Ref. RB	5.00%	07/01/2042	1,000	853,951

Series 2017, Ref. RB	5.00%	07/01/2047	3,000	2,486,595

Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(b)	5.00%	07/01/2040	1,000	1,046,704

Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(b)	4.00%	07/01/2044	7,500	6,897,852

				46,399,198

Michigan–2.15%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);

Series 2019, Ref. RB	5.00%	05/15/2037	2,450	2,215,349

Series 2019, Ref. RB	5.00%	05/15/2042	3,310	2,881,458

Michigan (State of); Series 2021, RB	4.00%	11/15/2046	15,000	14,664,853

Michigan (State of) Building Authority (Facilities Program); Series 2021 I, RB	4.00%	10/15/2046	7,000	6,835,851

Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	1,615	1,612,878

Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	9,000	9,126,188

Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	2,500	2,628,689
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);

Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,355	1,390,339

Series 2014 D-1, Ref. RB (INS - AGM)(j)	5.00%	07/01/2037	2,000	2,041,621

Series 2014 D-2, Ref. RB (INS - AGM)(j)	5.00%	07/01/2027	4,000	4,138,730

Series 2014 D-4, Ref. RB	5.00%	07/01/2029	1,355	1,395,621

Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,006,784

Oakland University Board of Trustees; Series 2016, RB	5.00%	03/01/2047	7,500	7,732,487
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);

Series 2012 B, RB(b)	5.00%	12/01/2032	1,500	1,501,257

Series 2012 B, RB(b)	5.00%	12/01/2037	1,500	1,500,694

Series 2012 D, Ref. RB(b)	5.00%	12/01/2028	2,500	2,502,622

				66,175,421

Minnesota–0.32%

Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	7,615	7,000,820

St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	2,000,602

Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.25%	12/01/2049	1,000	840,779

				9,842,201

Mississippi–0.78%

Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 B, VRD IDR(m)	1.80%	12/01/2030	19,345	19,345,000

West Rankin Utility Authority; Series 2018, RB(a)(g)	5.00%	01/01/2028	4,050	4,476,562

				23,821,562

Missouri–2.01%

Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(b)(j)	5.00%	03/01/2049	11,975	12,211,894

Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	5.00%	04/01/2046	1,150	987,182

Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(e)	5.00%	02/01/2040	1,500	1,147,119

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);

Series 2017 A, Ref. RB	5.25%	05/15/2050	$2,900	$ 2,393,844

Series 2017, Ref. RB	5.25%	05/15/2042	1,675	1,450,620
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);

Series 2016 B, Ref. RB	5.00%	02/01/2046	4,000	3,749,487

Series 2019 A, RB	5.00%	02/01/2042	3,000	2,923,993

Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,157,303
Missouri (State of) Health & Educational Facilities Authority (Mercy Health);

Series 2017 C, Ref. RB(f)	5.00%	11/15/2042	9,460	9,684,884

Series 2017 C, Ref. RB(f)	5.00%	11/15/2047	15,540	15,751,523

St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,751,902

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	6,486,074

				61,695,825

Montana–0.07%

Kalispell (City of), MT (Immanuel Lutheran Corp.); Series 2017, Ref. RB	5.25%	05/15/2047	2,645	2,181,245

Nebraska–0.60%

Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	8,140	8,523,948

Omaha Public Power District; Series 2021 A, RB (INS - AGM)(j)	4.00%	02/01/2051	5,000	4,820,932

Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	5,217,450

				18,562,330

Nevada–0.50%

Las Vegas (City of), NV Convention & Visitors Authority; Series 2018 B, RB	5.00%	07/01/2043	12,320	12,784,962

Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB(e)	5.00%	07/15/2047	2,900	2,672,503

				15,457,465

New Hampshire–0.45%
New Hampshire (State of) Business Finance Authority;

Series 2020-1A, RB	4.13%	01/20/2034	6,235	6,014,669

Series 2022-2A, RB	4.00%	10/20/2036	6,701	6,180,010

New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(b)(e)	3.75%	07/02/2040	1,205	977,476

New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(e)	3.63%	07/02/2040	740	589,882

				13,762,037

New Jersey–5.96%

Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(j)	5.75%	11/01/2028	7,500	8,242,470

Gloucester (County of), NJ Industrial Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(b)(g)	5.00%	12/01/2024	1,665	1,691,425

Hudson County Improvement Authority; Series 2020, RB	4.00%	10/01/2046	10,000	9,606,296

New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	9,120	9,655,074
New Jersey (State of) Economic Development Authority;

Series 2005 N-1, Ref. RB (INS - AMBAC)(j)	5.50%	09/01/2024	3,885	4,053,111

Series 2012 II, Ref. RB	5.00%	03/01/2023	2,150	2,158,362

Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	2,918,937
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);

Series 2012 C, RB	5.00%	07/01/2032	675	669,401

Series 2012 C, RB	5.30%	07/01/2044	2,380	2,296,872

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(b)	5.38%	01/01/2043	1,500	1,502,732

New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2008 B, VRD RB (LOC - Bank Of America N.A.)(m)(n)	1.83%	07/01/2036	2,500	2,500,000

New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017 A, Ref. RB	5.25%	07/01/2057	6,375	6,590,536

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)

New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System); Series 2016 A, Ref. RB	5.00%	07/01/2039	$7,000	$ 7,292,212
New Jersey (State of) Transportation Trust Fund Authority;

Series 2006 C, RB (INS - AGC)(i)(j)	0.00%	12/15/2026	10,000	8,712,457

Series 2006 C, RB (INS - NATL)(i)(j)	0.00%	12/15/2031	7,410	5,090,971

Series 2010 D, RB	5.25%	12/15/2023	2,000	2,047,632

Series 2014, RB	5.00%	06/15/2032	3,000	3,238,336

Series 2015 AA, RB	5.25%	06/15/2041	2,500	2,550,869

Series 2015 AA, RB	5.00%	06/15/2045	3,420	3,452,363

Series 2016 A-1, RN	5.00%	06/15/2027	10,000	10,570,340

Series 2018 A, Ref. RB	5.00%	12/15/2035	7,030	7,407,844

Series 2018 A, RN(f)(h)	5.00%	06/15/2030	5,000	5,264,900

Series 2018 A, RN(f)(h)	5.00%	06/15/2031	7,500	7,877,270

Series 2019 BB, RB	5.00%	06/15/2044	5,000	5,109,587

Series 2019 BB, RB	4.00%	06/15/2050	6,930	6,251,434

Series 2020 AA, RB	4.00%	06/15/2050	11,760	10,608,495

Series 2022, RB	5.50%	06/15/2050	5,000	5,368,471
New Jersey (State of) Turnpike Authority;

Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,283,868

Series 2021 A, RB	4.00%	01/01/2042	2,750	2,720,557

Series 2021 A, RB	4.00%	01/01/2051	10,000	9,455,601

Series 2022 B, RB	5.25%	01/01/2052	12,000	13,175,992

Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	10,000	9,810,264

				183,174,679

New Mexico–0.03%

New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2049	1,250	1,015,501

New York–10.90%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(i)	0.00%	07/15/2035	5,000	2,454,039

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	5,850	5,576,430

Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	4.00%	02/15/2044	5,000	4,853,501

Metropolitan Transportation Authority; Series 2013 A, RB	5.00%	11/15/2038	3,025	3,028,661
Metropolitan Transportation Authority (Green Bonds);

Series 2017 A-1, RB	5.25%	11/15/2057	2,280	2,301,860

Series 2017 C-1, Ref. RB	5.00%	11/15/2024	3,670	3,776,566

Series 2019 C, RB (INS - AGM)(j)	4.00%	11/15/2045	10,000	9,190,772

Series 2020 C-1, RB	5.00%	11/15/2050	4,000	3,924,865

Series 2020 D-3, RB	4.00%	11/15/2050	10,000	8,296,741

Series 2020 E, Ref. RB	4.00%	11/15/2045	5,000	4,258,423
Monroe County Industrial Development Corp. (St. Ann’s Community);

Series 2019, Ref. RB	5.00%	01/01/2040	4,985	4,220,128

Series 2019, Ref. RB	5.00%	01/01/2050	2,015	1,597,841
New York & New Jersey (States of) Port Authority;

Ninety-Third Series 1994, RB	6.13%	06/01/2094	5,250	5,447,154

Series 2019, RB(b)	5.00%	11/01/2049	6,500	6,613,565
New York (City of), NY;

Series 2018 E-1, GO Bonds	5.00%	03/01/2041	2,695	2,839,177

Series 2019 B-1, GO Bonds	5.00%	10/01/2042	3,000	3,211,055

Series 2021 A-1, GO Bonds	5.00%	08/01/2047	10,000	10,696,666

Series 2022 A, GO Bonds	5.25%	09/01/2043	7,500	8,370,167

Subseries 2015 F-5, VRD GO Bonds(m)	1.30%	06/01/2044	545	545,000

Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	11,930	11,686,350

New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB(m)	1.30%	06/15/2044	5,640	5,640,000
New York (City of), NY Transitional Finance Authority;

Series 2019, RB	4.00%	11/01/2042	10,000	9,732,647

Series 2022 C-1, RB	4.00%	02/01/2051	6,000	5,624,034

Subseries 2013, RB(f)	5.00%	11/01/2038	5,465	5,534,451

Subseries 2013, RB(f)	5.00%	11/01/2042	12,625	12,757,052

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)

New York (State of) Dormitory Authority (Bidding Group 3); Series 2021 E, Ref. RB	4.00%	03/15/2040	$10,855	$ 10,760,500

New York (State of) Dormitory Authority (General Purpose); Series 2014 C, RB(f)	5.00%	03/15/2040	12,030	12,275,831

New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2014 A, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(m)(n)	1.45%	11/01/2046	3,515	3,515,000

New York (State of) Housing Finance Agency (W 39th Street Housing); Series 2010 A, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(m)(n)	1.87%	11/01/2044	5,000	5,000,000
New York (State of) Power Authority (Green Bonds);

Series 2020 A, Ref. RB	4.00%	11/15/2045	7,000	6,845,813

Series 2020 A, Ref. RB	4.00%	11/15/2050	5,000	4,808,679

New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2050	10,000	9,235,741

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	10,319,484

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	10,905	10,307,506

New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	6,000	6,591,608
New York State Urban Development Corp.;

Series 2020 A, RB	5.00%	03/15/2042	800	861,384

Series 2020 A, RB	4.00%	03/15/2049	10,045	9,377,063

New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	10,000	9,642,204

New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(b)	5.00%	08/01/2026	17,190	17,191,162

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);

Series 2018, RB(b)	5.00%	01/01/2034	6,970	7,033,066

Series 2018, RB(b)	5.00%	01/01/2036	1,235	1,241,208

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(b)	5.25%	01/01/2050	14,815	14,862,227
New York Transportation Development Corp. (Terminal 4 JFK International Airport);

Series 2020 A, Ref. RB(b)	4.00%	12/01/2041	1,300	1,135,573

Series 2020, Ref. RB	5.00%	12/01/2038	2,000	2,062,431

Series 2022, RB(b)	5.00%	12/01/2037	2,700	2,714,208

Series 2022, RB(b)	5.00%	12/01/2040	5,650	5,629,922

Series 2022, RB(b)	5.00%	12/01/2041	2,500	2,472,028
Rockland Tobacco Asset Securitization Corp.;

Series 2001, RB	5.63%	08/15/2035	1,535	1,560,352

Series 2005 A, RB(e)(i)	0.00%	08/15/2045	55,385	14,872,972
Tender Option Bond Trust Receipts/Certificates;

Series 2022, VRD RB(e)(m)	1.88%	02/15/2038	2,915	2,915,000

Series 2022, VRD RB(e)(m)	1.88%	03/15/2044	1,560	1,560,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);

Series 2021 C-1A, RB	5.00%	05/15/2051	4,115	4,390,265

Series 2022 A, RB	5.25%	05/15/2052	5,000	5,493,606

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	8,265	7,786,116

				334,638,094

North Carolina–0.68%

Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2021, Ref. VRD RB (LOC - Royal Bank Of Canada)(m)(n)	1.30%	01/15/2042	5,000	5,000,000

North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(b)	5.00%	06/30/2054	5,475	5,483,232
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);

Series 2020, RB	5.00%	10/01/2040	1,050	1,010,361

Series 2020, RB	5.00%	10/01/2045	1,000	931,668

Series 2020, RB	5.00%	10/01/2050	1,500	1,371,755

North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	7,109,593

				20,906,609

North Dakota–0.36%

Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	1,520	1,389,481

Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	11,065	9,767,103

				11,156,584

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–4.31%

Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	$5,000	$ 5,057,064

American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	10,000	10,188,782
Buckeye Tobacco Settlement Financing Authority;

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	23,205	21,293,539

Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	21,475	2,518,713

Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2047	5,400	4,853,782

Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	5,000	5,148,482
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);

Series 2014 A, Ref. RB(e)	5.75%	01/01/2024	135	135,124

Series 2014 A, Ref. RB(e)	6.50%	01/01/2034	2,450	2,473,684

Cleveland (City of), OH; Series 2008 B-2, RB (INS - NATL)(i)(j)	0.00%	11/15/2025	2,895	2,631,944
Cuyahoga (County of), OH (MetroHealth System);

Series 2017, Ref. RB	5.00%	02/15/2052	5,000	5,004,225

Series 2017, Ref. RB	5.50%	02/15/2052	7,000	7,105,335

Series 2017, Ref. RB	5.00%	02/15/2057	2,150	2,076,268

Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	15,050	16,617,939
Hamilton (County of), OH (Life Enriching Communities);

Series 2016, Ref. RB	5.00%	01/01/2046	6,505	5,939,717

Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,521,000

Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2050	12,040	12,072,112

Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	14,500	12,532,714

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	7,332,671

Ohio (State of) (Portsmouth Bypass); Series 2015, RB(b)	5.00%	12/31/2025	2,000	2,082,152

Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(b)	6.10%	09/20/2049	2,845	2,846,900

Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	3,001,536

				132,433,683

Oklahoma–0.84%
Oklahoma (State of) Development Finance Authority (OU Medicine);

Series 2018 B, RB	5.25%	08/15/2048	8,500	7,582,834

Series 2018 B, RB(f)(h)	5.50%	08/15/2052	6,000	5,505,500
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);

Series 2017, RB(c)	5.00%	08/01/2052	2,000	2,000

Series 2017, RB(c)	5.25%	08/01/2057	2,610	2,610

Tulsa (City of), OK Municipal Airport Trust; Series 2001 C, Ref. RB(b)	5.50%	12/01/2035	7,500	7,515,613

Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(b)	5.00%	06/01/2025	5,000	5,047,844

				25,656,401

Ontario–0.39%
JPMorgan Chase Putters/Drivers Trust;

Series 2020, VRD RB (LOC - JP Morgan Chase Bank N.A.)(b)(e)(m)(n)	2.03%	11/16/2024	1,900	1,900,000

Series 2022, VRD RB (LOC - JP Morgan Chase Bank N.A.)(b)(e)(m)(n)	2.03%	07/28/2025	10,000	10,000,000

				11,900,000

Oregon–0.87%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);

Series 2018 A, RB	5.00%	05/15/2048	1,090	916,264

Series 2018 A, RB	5.00%	05/15/2052	500	413,411
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);

Series 2020 A, Ref. RB	5.13%	11/15/2040	1,000	919,012

Series 2020 A, Ref. RB	5.25%	11/15/2050	1,250	1,109,777
Clackamas (County of), OR Hospital Facility Authority (Willamette View);

Series 2017 A, Ref. RB	5.00%	11/15/2047	2,415	2,248,984

Series 2017 A, Ref. RB	5.00%	11/15/2052	2,960	2,719,462

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Portland (Port of), OR (Portland International Airport);

Series 2017 24 B, RB(b)	5.00%	07/01/2047	$3,000	$ 3,044,262

Series 2019 25 B, RB(b)	5.00%	07/01/2049	5,000	5,103,617

Series 2022 28, RB(b)	5.00%	07/01/2052	10,000	10,247,910

				26,722,699

Pennsylvania–3.36%

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	15,410	15,604,269

Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2019, Ref. RB	4.00%	09/01/2049	5,535	4,890,444

Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	3,300	3,279,051
Pennsylvania (Commonwealth of) Turnpike Commission;

Series 2014 A-2, RB(k)	5.13%	12/01/2040	5,500	5,350,236

Series 2017 A, RB	5.50%	12/01/2046	10,000	10,403,662

Series 2017 A-1, RB	5.00%	12/01/2042	2,500	2,604,265

Series 2017 B-1, RB	5.25%	06/01/2047	9,875	10,210,740

Series 2020 B, RB	5.00%	12/01/2045	2,000	2,100,852

Series 2021 A, RB	4.00%	12/01/2046	1,000	954,221

Series 2021 A, Ref. RB	4.00%	12/01/2051	8,500	8,093,884
Philadelphia (City of), PA;

Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	7,500	7,579,683

Series 2021, Ref. RB(b)	5.00%	07/01/2051	15,000	15,314,704

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2047	8,000	8,282,112

Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	3,500	3,519,903

Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	2,570,033

Philadelphia School District (The); Series 2007 A, Ref. GO Bonds (INS - NATL)(j)	5.00%	06/01/2026	2,360	2,497,195

				103,255,254

Puerto Rico–1.58%
Children’s Trust Fund;

Series 2002, RB	5.50%	05/15/2039	6,450	6,433,894

Series 2002, RB	5.63%	05/15/2043	1,250	1,250,336

Series 2008 B, RB(i)	0.00%	05/15/2057	260,000	13,533,858
Puerto Rico (Commonwealth of) Electric Power Authority;

Series 2007 VV, Ref. RB (Acquired 07/19/2018; Cost $2,825,171) (INS - NATL)(d)(j)	5.25%	07/01/2030	2,700	2,709,573

Series 2012 A, RB (Acquired 02/13/2020; Cost $4,323,313)(c)(d)	5.00%	07/01/2042	5,525	4,088,500
Puerto Rico (Commonwealth of) Highway & Transportation Authority;

Series 2007 N, Ref. RB (INS - AGC)(j)	5.25%	07/01/2034	2,500	2,481,591

Series 2007 N, Ref. RB (INS - AGC)(j)	5.25%	07/01/2036	4,100	4,066,049
Puerto Rico Sales Tax Financing Corp.;

Series 2018 A-1, RB	4.50%	07/01/2034	1,400	1,321,659

Series 2018 A-1, RB	4.55%	07/01/2040	1,583	1,473,989

Series 2018 A-1, RB(i)	0.00%	07/01/2046	28,000	7,056,703

Series 2018 A-1, RB	4.75%	07/01/2053	4,500	4,111,670

				48,527,822

South Carolina–1.29%

Patriots Energy Group Financing Agency; Series 2018 A, RB(a)	4.00%	02/01/2024	5,000	5,018,659
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);

Series 2013, RB	5.00%	05/01/2028	2,000	1,933,660

Series 2017, Ref. RB	5.00%	05/01/2037	2,860	2,540,882

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(a)(g)	5.25%	08/01/2023	3,850	3,918,252

South Carolina (State of) Ports Authority; Series 2015, RB(a)(b)(g)	5.00%	07/01/2025	10,000	10,479,383

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Public Service Authority;

Series 2013 E, RB	5.50%	12/01/2053	$5,000	$ 5,037,285

Series 2015 E, RB	5.25%	12/01/2055	7,365	7,410,466

Series 2020 A, Ref. RB	5.00%	12/01/2043	3,300	3,397,977

				39,736,564

Tennessee–1.67%

Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2016 A, Ref. RB	5.00%	01/01/2042	14,000	14,252,963

Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(b)	5.00%	07/01/2044	5,000	5,139,509
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);

Series 2016 A, RB	5.00%	07/01/2046	8,015	8,122,610

Series 2017 A, RB	5.00%	07/01/2048	1,500	1,508,715
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);

Series 2014, RB	5.00%	12/01/2034	1,000	988,458

Series 2014, RB	5.25%	12/01/2044	1,165	1,139,726

Tennessee Energy Acquisition Corp.; Series 2017 A, RB(a)	4.00%	05/01/2023	20,000	20,030,302

				51,182,283

Texas–8.75%

Aldine Independent School District; Series 2017 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(f)	5.00%	02/15/2045	15,000	15,757,947

Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,021,478

Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	5,000	4,814,784

Austin (City of), TX; Series 2022, RB(b)	5.25%	11/15/2047	8,500	8,938,241

Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2043	2,000	2,030,612
Clifton Higher Education Finance Corp. (International Leadership of Texas);

Series 2015 A, RB	5.13%	08/15/2030	2,000	2,006,596

Series 2018 D, RB	6.00%	08/15/2038	5,000	5,104,242

Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2022 B, Ref. RB	4.00%	11/01/2045	10,000	9,523,689
Decatur (City of), TX Hospital Authority (Wise Regional Health System);

Series 2014 A, Ref. RB	5.00%	09/01/2034	1,250	1,267,711

Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,509,821

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	10,000	9,726,473

Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	7,460	7,377,401

Galena Park Independent School District; Series 1996, Ref. GO Bonds (CEP - Texas Permanent School Fund)(i)	0.00%	08/15/2023	2,000	1,963,152

Galveston Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2047	6,500	6,427,694
Grand Parkway Transportation Corp.;

Series 2013 B, RB(a)(g)	5.25%	10/01/2023	14,360	14,679,579

Series 2020, Ref. RB	4.00%	10/01/2049	15,300	13,957,004

Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(j)	5.25%	08/15/2031	6,665	7,871,403

Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2021 C, Ref. VRD RB(m)	1.40%	10/01/2041	3,350	3,350,000
Houston (City of), TX Airport System (United Airlines, Inc.);

Series 2020 B-2, Ref. RB(b)	5.00%	07/15/2027	1,500	1,521,522

Series 2020 C, Ref. RB(b)	5.00%	07/15/2027	3,875	3,932,206
Houston (City of), TX Convention & Entertainment Facilities Department;

Series 2001 B, RB (INS - AGM)(i)(j)	0.00%	09/01/2026	8,750	7,712,582

Series 2001 B, RB (INS - AGM)(i)(j)	0.00%	09/01/2027	3,600	3,061,864

Houston (City of), TX Port Authority; Series 2021, RB	4.00%	10/01/2046	7,065	6,773,049

Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, RB(b)	5.00%	11/01/2028	2,000	2,002,041
Lower Colorado River Authority (LCRA Transmission Services Corp.);

Series 2019, Ref. RB	5.00%	05/15/2044	3,395	3,497,248

Series 2022, Ref. RB	6.00%	05/15/2052	4,265	4,914,331

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.);

Series 2014, Ref. RB (Acquired 08/27/2014; Cost $1,770,403)(c)(d)	5.13%	02/15/2030	$1,750	$ 1,452,500

Series 2014, Ref. RB (Acquired 08/27/2014-05/08/2018; Cost $2,136,775)(c)(d)	5.13%	02/15/2042	2,135	1,772,050

Series 2016, Ref. RB (Acquired 05/08/2018; Cost $289,538)(c)(d)	5.00%	02/15/2030	280	232,400

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(e)	4.63%	10/01/2031	2,500	2,423,159
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);

Series 2021 A-1, RB	7.50%	11/15/2037	15	12,259

Series 2021, RB	2.00%	11/15/2061	352	162,501

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	3,000	2,733,930

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB(a)(g)	6.50%	01/01/2023	2,350	2,356,937
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);

Series 2016 A, RB	5.00%	11/15/2026	1,145	1,107,147

Series 2016 A, RB	5.38%	11/15/2036	865	774,389

Series 2016 A, RB	5.50%	11/15/2046	1,250	1,055,260
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);

Series 2018, Ref. RB	5.00%	10/01/2035	1,820	1,616,677

Series 2018, Ref. RB	5.00%	10/01/2039	3,260	2,781,602

Series 2018, Ref. RB	5.25%	10/01/2049	5,000	4,161,349

New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB(a)(g)	5.00%	04/01/2024	3,000	3,087,447
North East Texas Regional Mobility Authority;

Series 2016 A, RB	5.00%	01/01/2041	6,750	6,774,052

Series 2016, RB	5.00%	01/01/2036	3,400	3,435,480
North Texas Tollway Authority;

Series 2008 D, Ref. RB (INS - AGC)(i)(j)	0.00%	01/01/2028	12,800	10,591,253

Series 2008 D, Ref. RB (INS - AGC)(i)(j)	0.00%	01/01/2029	2,165	1,719,050

Series 2008 D, Ref. RB (INS - AGC)(i)(j)	0.00%	01/01/2031	4,710	3,459,550

Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2046	3,000	2,714,116

Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB(g)	6.75%	11/15/2024	410	427,738
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);

Series 2016, RB	5.38%	09/15/2030	395	388,782

Series 2016, RB	5.75%	09/15/2036	145	141,149
San Jacinto River Authority (Groundwater Reduction Plan Division);

Series 2011, RB (INS - AGM)(j)	5.00%	10/01/2032	1,250	1,250,948

Series 2011, RB (INS - AGM)(j)	5.00%	10/01/2037	1,000	1,000,676
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);

Series 2007, RB (Acquired 07/18/2007; Cost $1,485,000)(c)(d)	5.75%	02/15/2025	1,485	965,250

Series 2007, RB (Acquired 07/18/2007; Cost $1,500,000)(c)(d)	5.75%	02/15/2029	1,500	975,000

Series 2017 A, RB (Acquired 03/27/2020; Cost $1,010,412)(c)(d)	6.38%	02/15/2048	1,000	650,000

Series 2017 A, RB (Acquired 12/15/2016; Cost $5,023,907)(c)(d)	6.38%	02/15/2052	5,000	3,250,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);

Series 2020, Ref. RB	6.63%	11/15/2041	500	480,461

Series 2020, Ref. RB	6.75%	11/15/2051	500	466,462

Series 2020, Ref. RB	6.88%	11/15/2055	500	470,656
Texas (State of) Transportation Commission;

Series 2019, RB(i)	0.00%	08/01/2045	4,000	1,136,589

Series 2019, RB(i)	0.00%	08/01/2046	3,180	849,236
Texas (State of) Transportation Commission (Central Texas Turnpike System);

Series 2002 A, RB (INS - BHAC)(i)(j)	0.00%	08/15/2027	970	833,946

Series 2002, RB(g)(i)	0.00%	08/15/2027	30	26,045

Series 2015 B, Ref. RB(i)	0.00%	08/15/2036	7,670	4,132,522

Series 2015 B, Ref. RB(i)	0.00%	08/15/2037	9,995	5,068,150

Texas (State of) Water Development Board; Series 2022, RB	5.00%	10/15/2047	16,380	18,129,007

Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,238,020
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes);

Series 2016, RB(b)	5.00%	12/31/2045	7,550	7,626,981

Series 2016, RB(b)	5.00%	12/31/2050	4,095	4,119,812

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	$2,000	$ 1,836,749

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(b)	7.00%	12/31/2038	3,475	3,558,993

Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(j)	5.38%	11/15/2024	685	691,820

				268,880,770

Utah–0.87%

Mida Mountain Village Public Infrastructure District; Series 2021, RB(e)	4.00%	08/01/2050	3,000	2,277,295

Salt Lake City (City of), UT; Series 2021 A, RB(b)	5.00%	07/01/2046	10,000	10,267,772

Salt Lake City Corp.; Series 2017 A, RB(b)(f)	5.00%	07/01/2042	14,000	14,257,774

				26,802,841

Virginia–0.62%

Ballston Quarter Community Development Authority; Series 2016 A, RB	5.50%	03/01/2046	2,500	1,627,071
Hanover (County of), VA Economic Development Authority (Covenant Woods);

Series 2018, Ref. RB	5.00%	07/01/2048	700	650,402

Series 2018, Ref. RB	5.00%	07/01/2051	1,000	921,583

Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	4,000	3,889,018
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);

Series 2022, Ref. RB(b)	4.00%	07/01/2039	2,750	2,484,971

Series 2022, Ref. RB(b)	4.00%	01/01/2048	2,500	2,089,572

Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB(b)	5.00%	12/31/2056	7,500	7,438,996

				19,101,613

Washington–3.19%

King (County of), WA; Series 2019 A, Ref. VRD GO Bonds(m)	1.40%	01/01/2046	200	200,000
Seattle (Port of), WA;

Series 2018 A, RB(b)(f)	5.00%	05/01/2043	21,000	21,367,147

Series 2021 C, Ref. RB(b)	5.00%	08/01/2046	10,000	10,226,625

Series 2022 B, Ref. RB(b)	5.50%	08/01/2047	1,500	1,615,399

Tender Option Bond Trust Receipts/Certificates; Series 2015, VRD RB(e)(m)	1.95%	08/15/2045	7,875	7,875,000

Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	2,750	3,027,523
Washington (State of) Convention Center Public Facilities District;

Series 2018, RB	5.00%	07/01/2048	20,000	19,420,262

Series 2018, RB(f)(h)	5.00%	07/01/2058	16,500	16,162,034

Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	7,255	5,883,603
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);

Series 2015 A, RB(a)(e)(g)	6.50%	07/01/2025	800	864,184

Series 2015 A, RB(a)(e)(g)	6.75%	07/01/2025	820	890,824

Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(e)	5.00%	01/01/2036	1,875	1,661,412

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	6,820	6,117,449
Washington (State of) Housing Finance Commission (The Hearthstone);

Series 2018 A, Ref. RB(e)	5.00%	07/01/2048	2,000	1,505,744

Series 2018 A, Ref. RB(e)	5.00%	07/01/2053	1,500	1,100,039

				97,917,245

West Virginia–0.21%

Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	5.50%	06/01/2037	2,500	2,523,749
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);

Series 2016, RB(b)(e)	6.75%	02/01/2026	4,035	2,824,500

Series 2018, RB(b)(e)	8.75%	02/01/2036	1,300	1,040,000

				6,388,249

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–3.28%

Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB(f)(h)	5.00%	03/01/2041	$10,000	$10,452,662

Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB (INS - AGM)(e)(j)(m)	1.99%	12/15/2050	3,704	3,704,000

Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(i)(j)	0.00%	12/15/2055	11,870	2,417,319

Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	2,917,016

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2046	10,170	9,209,716

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	9,460	9,078,450

Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.);

Series 2018 A, RB(a)(g)	5.00%	09/15/2023	1,000	1,018,099

Series 2018 A, RB(a)(g)	5.00%	09/15/2023	5,000	5,090,494

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);

Series 2017, RB(c)(e)	6.75%	08/01/2031	3,000	1,797,970

Series 2017, RB(e)	7.00%	12/01/2050	6,100	5,089,669

Wisconsin (State of) Public Finance Authority (Explore Academy);

Series 2020 A, RB(e)	6.13%	02/01/2050	2,500	2,174,436

Series 2022 A, RB(e)	6.13%	02/01/2050	2,705	2,352,740

Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	03/31/2056	5,500	4,194,084

Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB	5.00%	03/01/2036	4,500	4,709,331

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.25%	01/01/2038	5,250	3,228,750

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);

Series 2018 A, RB	5.20%	12/01/2037	5,000	5,179,353

Series 2018 A, RB	5.35%	12/01/2045	4,000	4,082,546

Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center);

Series 2016 A, Ref. RB	5.00%	06/01/2032	2,000	2,087,538

Series 2016 A, Ref. RB	5.00%	06/01/2034	7,180	7,450,207

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	1,974,739

Wisconsin (State of) Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	4,975	4,845,517

Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2017, Ref. RB(e)	5.00%	03/01/2052	1,075	913,195

Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(e)	5.25%	12/01/2039	7,285	6,795,924

				100,763,755

Wyoming–0.25%

Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(a)(f)(g)	5.00%	01/01/2027	7,000	7,616,673

TOTAL INVESTMENTS IN SECURITIES(o)–106.19% (Cost $3,351,085,571)				3,261,380,247

FLOATING RATE NOTE OBLIGATIONS–(6.75)%

Notes with interest and fee rates ranging from 2.45% to 2.62% at 11/30/2022 and contractual maturities of collateral ranging from 12/01/2027 to 07/01/2058(p)				(207,285,000)

OTHER ASSETS LESS LIABILITIES–0.56%				17,188,597

NET ASSETS–100.00%				$3,071,283,844

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security subject to the alternative minimum tax.
(c)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $18,164,782, which represented less than 1% of the Fund’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at November 30, 2022 was $23,946,773, which represented less than 1% of the Fund’s Net Assets.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $244,072,641, which represented 7.95% of the Fund’s Net Assets.

(f)	Underlying security related to TOB Trusts entered into by the Fund.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $65,560,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(i)	Zero coupon bond issued at a discount.
(j)	Principal and/or interest payments are secured by the bond insurance company listed.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2022.

(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.13%

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2022. At November 30, 2022, the Fund’s investments with a value of $320,046,906 are held by TOB Trusts and serve as collateral for the $207,285,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 10 Year Notes	2,077	March-2023	$(235,739,500)	$(1,135,859)	$(1,135,859)

(a)	Futures contracts collateralized by $5,199,902 cash held with Goldman Sachs International, the futures commission merchant.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$3,260,929,355	$450,892	$3,261,380,247

Other Investments - Liabilities*

Futures Contracts	(1,135,859)	–	–	(1,135,859)

Total Investments	$(1,135,859)	$3,260,929,355	$450,892	$3,260,244,388

*	Unrealized appreciation (depreciation).

Invesco Municipal Income Fund